Exhibit 99
Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	August 2014
Payment Date	9/15/2014
Transaction Month	10
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,526,999,130.67	67,609	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$347,900,000.00	0.24000%	December 15, 2014
Class A-2 Notes	$467,100,000.00	0.450%	August 15, 2016
Class A-3 Notes	$471,600,000.00	0.670%	April 15, 2018
Class A-4 Notes	$110,200,000.00	1.110%	February 15, 2019
Class B Notes	$44,110,000.00	1.540%	March 15, 2019
Class C Notes	$29,410,000.00	1.720%	July 15, 2019
Class D Notes	$29,410,000.00	2.320%	May 15, 2020
Total	$1,499,730,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,515,293.47

Principal:
Principal Collections	$23,411,782.48
Prepayments in Full	$15,418,635.41
Liquidation Proceeds	$408,674.56
Recoveries	$9,131.02
Sub Total	$39,248,223.47
Collections	$42,763,516.94

Purchase Amounts:
Purchase Amounts Related to Principal	$158,889.81
Purchase Amounts Related to Interest	$1,257.84
Sub Total	$160,147.65

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$42,923,664.59

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	August 2014
Payment Date	9/15/2014
Transaction Month	10
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$42,923,664.59
Servicing Fee	$873,017.95	$873,017.95	$0.00	$0.00	$42,050,646.64
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$42,050,646.64
Interest - Class A-2 Notes	$118,058.08	$118,058.08	$0.00	$0.00	$41,932,588.56
Interest - Class A-3 Notes	$263,310.00	$263,310.00	$0.00	$0.00	$41,669,278.56
Interest - Class A-4 Notes	$101,935.00	$101,935.00	$0.00	$0.00	$41,567,343.56
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$41,567,343.56
Interest - Class B Notes	$56,607.83	$56,607.83	$0.00	$0.00	$41,510,735.73
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$41,510,735.73
Interest - Class C Notes	$42,154.33	$42,154.33	$0.00	$0.00	$41,468,581.40
Third Priority Principal Payment	$652,717.34	$652,717.34	$0.00	$0.00	$40,815,864.06
Interest - Class D Notes	$56,859.33	$56,859.33	$0.00	$0.00	$40,759,004.73
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$40,759,004.73
Regular Principal Payment	$36,892,213.18	$36,892,213.18	$0.00	$0.00	$3,866,791.55
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,866,791.55
Residuel Released to Depositor	$0.00	$3,866,791.55	$0.00	$0.00	$0.00
Total		$42,923,664.59

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$652,717.34
Regular Principal Payment					$36,892,213.18
Total					$37,544,930.52
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$37,544,930.52	$80.38	$118,058.08	$0.25	$37,662,988.60	$80.63
Class A-3 Notes	$0.00	$0.00	$263,310.00	$0.56	$263,310.00	$0.56
Class A-4 Notes	$0.00	$0.00	$101,935.00	$0.93	$101,935.00	$0.93
Class B Notes	$0.00	$0.00	$56,607.83	$1.28	$56,607.83	$1.28
Class C Notes	$0.00	$0.00	$42,154.33	$1.43	$42,154.33	$1.43
Class D Notes	$0.00	$0.00	$56,859.33	$1.93	$56,859.33	$1.93
Total	$37,544,930.52	$25.03	$638,924.57	$0.43	$38,183,855.09	$25.46

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	August 2014
Payment Date	9/15/2014
Transaction Month	10

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$314,821,552.09	0.6739918	$277,276,621.57	0.5936130
Class A-3 Notes	$471,600,000.00	1.0000000	$471,600,000.00	1.0000000
Class A-4 Notes	$110,200,000.00	1.0000000	$110,200,000.00	1.0000000
Class B Notes	$44,110,000.00	1.0000000	$44,110,000.00	1.0000000
Class C Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Class D Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Total	$999,551,552.09	0.6664877	$962,006,621.57	0.6414532

Pool Information
Weighted Average APR	4.123%	4.113%
Weighted Average Remaining Term	47.52	46.69
Number of Receivables Outstanding	52,513	51,369
Pool Balance	$1,047,621,542.19	$1,007,813,922.24
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,007,630,879.57	$969,488,834.75
Pool Factor	0.6860656	0.6599964

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,634,995.65
Targeted Credit Enhancement Amount	$15,117,208.83
Yield Supplement Overcollateralization Amount	$38,325,087.49
Targeted Overcollateralization Amount	$45,807,300.67
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$45,807,300.67

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,634,995.65
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,634,995.65
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,634,995.65

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	August 2014
Payment Date	9/15/2014
Transaction Month	10

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		110	$409,637.69
(Recoveries)		21	$9,131.02
Net Losses for Current Collection Period			$400,506.67
Cumulative Net Losses Last Collection Period			$1,561,604.94
Cumulative Net Losses for all Collection Periods			$1,962,111.61

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.46%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.16%	519	$11,680,023.25
61-90 Days Delinquent	0.11%	48	$1,125,355.95
91-120 Days Delinquent	0.02%	7	$160,167.71
Over 120 Days Delinquent	0.02%	7	$242,825.43
Total Delinquent Receivables	1.31%	581	$13,208,372.34

Repossession Inventory:
Repossessed in the Current Collection Period		28	$709,393.23
Total Repossessed Inventory		46	$1,155,077.45

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.2306%
Preceding Collection Period			0.2830%
Current Collection Period			0.4676%
Three Month Average			0.3271%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1117%
Preceding Collection Period			0.1162%
Current Collection Period			0.1207%
Three Month Average			0.1162%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer